SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
San Gonzalo Mine [Member]
Disclosure of detailed information about business combination [line items]
Estimated remaining life (in years)	9 months 18 days	9 months 18 days	1 year 9 months 18 days
Avino Mine [Member]
Disclosure of detailed information about business combination [line items]
Estimated remaining life (in years)	9 years 6 months	10 years 3 months 18 days	11 years 3 months 18 days